Employee Benefit Plans (Details 11) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of status of granted but unvested shares under RRP and SIP plan
Granted, shares		20,661
Restricted Stock Awards [Member]
Summary of status of granted but unvested shares under RRP and SIP plan
Outstanding at beginning of period, shares	583,167	959,956	224,417
Outstanding at beginning of period, weighted average grant date fair value	$ 12.06	$ 12.00	$ 11.73
Granted, shares		18,000	847,750
Granted, weighted average grant date fair value		$ 13.12	$ 12.03
Vested, shares	(288,583)	(394,789)	(112,211)
Vested, weighted average grant date fair value	$ 12.05	$ 11.94	$ 11.73
Outstanding at end of period, weighted average grant date fair value	$ 12.07	$ 12.06	$ 12.00
Outstanding at end of period, shares	294,584	583,167	959,956